SHORT-TERM INVESTMENT - Schedule of Measured at Fair Value (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Structured Products	$ 5,899,312	$ 4,537,044
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Structured Products	$ 5,899,312